Share capital, Share buy-back (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 14, 2019	Oct. 31, 2019	Apr. 30, 2017	Jul. 17, 2019	Nov. 05, 2018	Aug. 29, 2018
Share buy-back [Abstract]
Amount authorized under buy-back program	$ 110.0			$ 200.0	$ 400.0	$ 200.0
Shares repurchased		$ 710.0	$ 7.7
Expiration date	Mar. 29, 2019
Top of Range [Member]
Share buy-back [Abstract]
Number of ordinary shares authorized for repurchase (in shares)	65,211,171